Convertible Note Payable (Details) - USD ($)	1 Months Ended		6 Months Ended
	Apr. 19, 2023	Apr. 17, 2023	Jun. 30, 2023	Oct. 25, 2022
Convertible Note Payable [Abstract]
Principal amount				$ 1,707,500
Interest rate			8%
Investor, description			Subject to the occurrence of any triggering events as defined in the Note, the Investor shall have the right to increase the balance of the Note by 5% or 10%.
Investor percentage			120.00%
Convert amount		$ 1,238,400
Conversion price per share (in Dollars per share)		$ 7.2
Restricted ordinary shares issued (in Shares)	172,000
Outstanding amount		$ 534,744
Interest expense			$ 65,644